SEGMENT INFORMATION (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2021 CNY (¥)
SEGMENT INFORMATION
Number of operating segments | segment	1
Hong Kong
SEGMENT INFORMATION
Long-lived assets	¥ 4,406,267	¥ 2,670,937
Singapore
SEGMENT INFORMATION
Long-lived assets	141,333	167,818
Malaysia
SEGMENT INFORMATION
Long-lived assets	531,477	0
Indonesia
SEGMENT INFORMATION
Long-lived assets	¥ 33,285	¥ 0